UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Opus Trading Fund, LLC
Address:       One Jericho Plaza
               Jericho, New York 11753-1635

Form 13F File Number:  028-13215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Mark Peckman
Title:         General Counsel
Phone:         516-942-2411


Signature, Place, and Date of Signing:

/s/ Mark Peckman           Jericho, New York              2/16/09
----------------           -----------------             --------
   [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                             TITLE OF                    VALUE    SHARES/      SH/ PUT/   INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      x($1000) PRN AMT      PRN CALL   DISCRETN MANAGERS   SOLE    SHARED   NONE
--------------------------------------------- ---------  -------- --------     -------    -------- --------- -------  ------ -------
ALLIANCEBERNSTEIN INCOME FUN COM              01881E101     290    35,167      SH          01, 02    DEFINED  35,167
AMAZON COM INC               COM              023135106     534     3,966      SH          01, 02    DEFINED   3,966
AMBAC FINL GROUP INC         COM              023139108      37    45,100      SH          01, 02    DEFINED  45,100
APPLE INC                    COM              037833100   2,215    10,504      SH          01, 02    DEFINED  10,504
BAIDU INC                    SPON ADR REP A   056752108     206       502      SH          01, 02    DEFINED     502
BANK OF AMERICA CORPORATION  COM              060505104     496    32,953      SH          01, 02    DEFINED  32,953
CF INDS HLDGS INC            COM              125269100     390     4,300      SH          01, 02    DEFINED   4,300
CITIGROUP INC                COM              172967101     170    51,400      SH          01, 02    DEFINED  51,400
DIAMONDS TR                  UNIT SER 1       252787106     557     5,350      SH          01, 02    DEFINED   5,350
DIREXION SHS ETF TR          DLY R/E BULL3X   25459W516     869    11,741      SH          01, 02    DEFINED  11,741
DIREXION SHS ETF TR          DLY R/E BULL3X   25459W755     342     2,400      SH          01, 02    DEFINED   2,400
DYNEGY INC DEL               CL A             26817G102      46    25,429      SH          01, 02    DEFINED  25,429
EXXON MOBIL CORP             COM              30231G102   1,503    22,041      SH          01, 02    DEFINED  22,041
FEDERAL HOME LN MTG CORP     COM              313400301      86    58,500      SH          01, 02    DEFINED  58,500
FEDERAL NATL MTG ASSN        COM              313586109      67    56,800      SH          01, 02    DEFINED  56,800
GENERAL ELECTRIC CO          COM              369604103     213    14,100      SH          01, 02    DEFINED  14,100
GOLD FIELDS LTD NEW          SPONSORED ADR    38059T106     267    20,368      SH          01, 02    DEFINED  20,368
GOLDCORP INC NEW             COM              380956409     248     6,300      SH          01, 02    DEFINED   6,300
GOLDMAN SACHS GROUP INC      COM              38141G104   1,305     7,731      SH          01, 02    DEFINED   7,731
GOOGLE INC                   CL A             38259P508     858     1,384      SH          01, 02    DEFINED   1,384
ING GROEP N V                SPONSORED ADR    456837103     178    18,100      SH          01, 02    DEFINED  18,100
INTERCONTINENTALEXCHANGE INC COM              45865V100     315     2,805      SH          01, 02    DEFINED   2,805
INTERNATIONAL BUSINESS MACHS COM              459200101     591     4,518      SH          01, 02    DEFINED   4,518
ISHARES SILVER TRUST         ISHARES          46428Q109     300    18,100      SH          01, 02    DEFINED  18,100
JPMORGAN CHASE & CO          COM              46625H100     325     7,800      SH          01, 02    DEFINED   7,800
KINROSS GOLD CORP            COM NO PAR       496902404     237    12,900      SH          01, 02    DEFINED  12,900
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100     591    12,800      SH          01, 02    DEFINED  12,800
MICROSOFT CORP               COM              594918104     516    16,931      SH          01, 02    DEFINED  16,931
NEWMONT MINING CORP          COM              651639106     335     7,087      SH          01, 02    DEFINED   7,087
NOVAGOLD RES INC             COM NEW          66987E206     105    17,100      SH          01, 02    DEFINED  17,100
OIL SVC HOLDRS TR            DEPOSTRY RCPT    678002106     673     5,655      SH          01, 02    DEFINED   5,655
POWERSHS DB US DOLLAR INDEX  DOLL INDX BULL   73936D107   2,504   108,512      SH          01, 02    DEFINED 108,512
PROSHARES TR                 PSHS REAL ESTAT  74347R297     455     9,100      SH          01, 02    DEFINED   9,100
PROSHARES TR                 PSHS REAL ESTAT  74347R552     112     15000      SH          01, 02    DEFINED   15000
RESEARCH IN MOTION LTD       COM              760975102     246      3645      SH          01, 02    DEFINED    3645
SPDR GOLD TRUST              GOLD SHS         78463V107    1416     13200      SH          01, 02    DEFINED   13200
SPDR S&P 500 ETF TR          UNIT SER 1       78462F103    7957     71400      SH          01, 02    DEFINED   71400
TECK RESOURCES LTD           CL B             878742204     475     13590      SH          01, 02    DEFINED   13590
VISA INC                     COM CL A         92826C839     332     3,795      SH          01, 02    DEFINED   3,795
WATERS CORP                  COM              941848103     204      3289      SH          01, 02    DEFINED    3289
WELLS FARGO & CO NEW         COM              949746101     497     18400      SH          01, 02    DEFINED   18400
YAMANA GOLD INC              COM              98462Y100     318     27900      SH          01, 02    DEFINED   27900

                                     42                  29,381


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:         42
Form 13F Information Table Value Total:         29,381
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       CIK Number    Name
01    28-13270                   0001450323    Amity Advisers LLC
02    28-13268                   0001425994    Schonfeld Group Holdings, LLC

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